Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Basic and diluted loss per share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share	(Loss) earnings
	2023	2022	2021
	EUR	EUR	EUR
(Loss) earnings that contribute to owners of parent	(4,438,440)	(1,226,855)	(87,056)
Number of shares
	2023	2022	2021
Weighted average number of ordinary shares for the purposes of basic (loss) earnings per share (Ordinary shares Class A)	7,700,000	5,203,562	2,850,000
Weighted average number of ordinary shares for the purposes of basic (loss) earnings per share (Ordinary shares Class B)	3,702,068	709,301	100,000

Schedule of Basic and Diluted Net Loss Per Share	The following table sets forth the computation of basic and diluted net (loss) earnings per share for the years ended December 31, 2023, 2022 and 2021, which includes both Ordinary Shares Class A and Ordinary Shares Class B:
	2023		2022		2021
	Ordinary shares Class A	Ordinary shares Class B	Ordinary shares Class A	Ordinary shares Class B	Ordinary shares Class A	Ordinary shares Class B
Net (loss) earnings per share, basic and diluted
Numerator:
Allocation of undistributed net (loss) earnings	(2,936,572)	(1,411,868)	(1,079,683)	(147,172)	(84,105)	(2,951)
Denominator:
Weighted average shares	7,700,000	3,702,068	5,203,562	709,301	2,850,000	100,000
Basic and diluted net (loss) earnings per share	(0.38)	(0.38)	(0.21)	(0.21)	(0.03)	(0.03)